Note 15 - Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
15.	Redeemable non-controlling interests

The minority equity positions in the Company’s subsidiaries are referred to as redeemable non-controlling interests (“RNCI”). The RNCI are considered to be redeemable securities. Accordingly, the RNCI is recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity. Changes in the RNCI amount are recognized immediately as they occur. The following table provides a reconciliation of the beginning and ending RNCI amounts:

		2018
	2019	(note 27)

Balance, January 1	$343,361	$145,489
RNCI share of earnings	24,558	20,491
RNCI redemption increment	7,853	7,709
Distributions paid to RNCI	(29,662)	(16,396)
(Purchase of) / Sale to interests from RNCI, net	(14,011)	1,111
RNCI recognized on business acquisitions	27,051	184,957
Balance, December 31	$359,150	$343,361

The Company has shareholders’ agreements in place at each of its non-wholly owned subsidiaries. These agreements allow the Company to “call” the RNCI at a price determined with the use of a formula price, which is usually equal to a fixed multiple of average annual net earnings before income taxes, interest, depreciation, and amortization. The agreements also have redemption features which allow the owners of the RNCI to “put” their equity to the Company at the same price subject to certain limitations. The formula price is referred to as the redemption amount and may
be paid in cash or in Subordinate Voting Shares. The redemption amount as of
December 31, 2019
was
$333,064
(
2018
-
$316,012
). The redemption amount is lower than that recorded on the balance sheet as the formula price of certain RNCI are lower than the amount initially recorded at the inception of the minority equity position. If all put or call options were settled with Subordinate Voting Shares as at
December 31, 2019,
approximately
4,500,000
such shares would be issued.

Increases or decreases to the formula price of the underlying shares are recognized in the statement of earnings as the NCI redemption increment.